Average Annual Total Returns{- Fidelity Flex® U.S. Bond Index Fund} - 08.31 Fidelity Flex U.S. Bond Index Fund PRO-05 - Fidelity Flex® U.S. Bond Index Fund	Fidelity Flex U.S. Bond Index Fund-Default Return Before Taxes Past 1 year	Fidelity Flex U.S. Bond Index Fund-Default Return Before Taxes Since Inception		Fidelity Flex U.S. Bond Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex U.S. Bond Index Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex U.S. Bond Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex U.S. Bond Index Fund-Default After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception
Total	8.56%	4.38%	[1]	7.25%	3.13%	[1]	5.05%	2.80%	[1]	8.72%	4.47%	[1]

[1]	(a)From March 9, 2017